UBS Ultra Short Income Fund

Portfolio of investments—July 31, 2026

(unaudited)

	Face amount	Value
Asset-backed securities—11.7%
CarMax Auto Owner Trust, Series 2022-4, Class C, 6.490%, due 07/17/28	$660,000	$665,094
CCG Receivables Trust, Series 2023-2, Class A2, 6.280%, due 04/14/32[1]	79,554	80,059
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.160%, due 10/15/35[1]	667,065	667,605
CNH Equipment Trust, Series 2022-A, Class A4, 3.030%, due 03/15/29	797,314	795,669
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.730%, due 03/22/30[1]	510,000	512,493
DLLAA LLC, Series 2023-1A, Class A3, 5.640%, due 02/22/28[1]	620,175	623,963
DLLAD LLC, Series 2025-1A, Class A2, 4.460%, due 11/20/28[1]	945,310	945,734
DLLST LLC, Series 2024-1A, Class A3, 5.050%, due 08/20/27[1]	234,078	234,430
Enterprise Fleet Financing LLC,
Series 2023-1, Class A3, 5.420%, due 10/22/29[1]	935,437	938,257
Series 2023-2, Class A3, 5.500%, due 04/22/30[1]	594,000	597,396
Series 2025-3, Class A2, 4.500%, due 04/20/28[1]	938,283	939,395
Ford Credit Auto Owner Trust,
Series 2021-2, Class B, 1.910%, due 05/15/34[1]	3,250,000	3,227,311
Series 2022-D, Class B, 5.980%, due 06/15/28	1,025,000	1,025,729
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.890%, due 02/20/29	1,600,000	1,605,053
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class C, 5.320%, due 10/16/28	1,000,000	1,002,869
Series 2023-1, Class B, 5.030%, due 09/18/28	3,055,000	3,063,441
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, due 06/12/34[1]	4,000,000	3,987,589
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.920%, due 11/15/28[1]	5,350,000	5,357,877
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1, Class A4, 5.350%, due 07/16/29[1]	1,837,969	1,841,252
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A4, 5.320%, due 02/15/30	280,000	281,645
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.950%, due 11/15/28	537,316	541,202
MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, due 10/09/42[1]	1,135,000	1,107,977
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.440%, due 01/22/30[1]	1,268,021	1,269,504
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.550%, due 12/20/28[1]	1,700,000	1,705,225

UBS Ultra Short Income Fund

Portfolio of investments—July 31, 2026

(unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.630%, due 07/20/27[1]	$965,683	$966,575
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4, 3.770%, due 02/15/28	598,384	597,874
Verizon Master Trust,
Series 2024-3, Class A1A, 5.340%, due 04/22/30	35,000	35,256
Series 2024-8, Class A1A, 4.620%, due 11/20/30	500,000	501,194
Volvo Financial Equipment LLC, Series 2024-1A, Class A3, 4.290%, due 10/16/28[1]	640,034	639,935

Total asset-backed securities (cost—$35,776,809)		35,757,603
Commercial paper—10.3%
Auto manufacturers—3.9%
General Motors Financial Co., Inc. 3.810%, due 08/03/26[1]	12,000,000	11,997,460

Banking-non-U.S.—6.4%
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 3.610%, due 08/03/26[1]	11,600,000	11,597,674

Oversea-Chinese Banking Corp. Ltd.
3.810%, due 09/10/26[1]	3,000,000	2,987,300
3.900%, due 10/07/26[1]	2,000,000	1,985,483
3.920%, due 10/14/26[1]	2,900,000	2,876,632

		19,447,089

Total commercial paper (cost—$31,444,549)		31,444,549

Corporate bonds—70.7%
Aerospace & defense—0.5%
RTX Corp. 3.125%, due 05/04/27	1,500,000	1,486,720

Auto manufacturers—4.1%
American Honda Finance Corp. 1 day USD SOFR + 0.720%, 4.349%, due 10/22/27[2]	2,500,000	2,501,575
BMW U.S. Capital LLC
1 day USD SOFR Index + 0.800%, 4.422%, due 08/13/26[1,2]	1,634,000	1,634,196
4.650%, due 03/19/27[1]	2,000,000	2,003,669
Mercedes-Benz Finance North America LLC
4.750%, due 08/01/27[1]	2,000,000	2,004,302
5.200%, due 08/03/26[1,3]	2,000,000	2,000,000
Toyota Motor Credit Corp. 1 day USD SOFR + 0.650%, 4.274%, due 03/19/27[2]	2,500,000	2,505,901

		12,649,643
Banks—40.5%
ABN AMRO Bank NV 1 day USD SOFR Index + 0.750%, 4.365%, due 07/07/28[1,2]	1,500,000	1,507,740
ANZ New Zealand International Ltd. 1 day USD SOFR + 0.610%, 4.239%, due 01/22/29[1,2]	2,000,000	2,000,112
Australia & New Zealand Banking Group Ltd.
1 day USD SOFR + 0.620%, 4.244%, due 06/18/28[1,2]	1,000,000	1,003,580
1 day USD SOFR + 0.680%, 4.303%, due 07/16/27[1,2]	2,000,000	2,006,656
Banco Santander SA 1 day USD SOFR + 1.120%, 4.714%, due 07/15/28[2]	1,600,000	1,608,617

UBS Ultra Short Income Fund

Portfolio of investments—July 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.
Series FRN, 1 day USD SOFR + 0.830%, 4.475%, due 01/24/29[2]	$2,000,000	$2,005,814
1 day USD SOFR + 1.050%, 4.675%, due 02/04/28[2]	15,000	15,044
Bank of Montreal 1 day USD SOFR Index + 0.760%, 4.390%, due 06/04/27[2]	2,000,000	2,006,771
Bank of Nova Scotia
1 day USD SOFR Index + 0.780%, 4.410%, due 06/04/27[2]	997,000	1,000,288
1 day USD SOFR + 0.890%, 4.512%, due 02/14/29[2]	2,000,000	2,007,619
Barclays PLC 4.337%, due 01/10/28	1,500,000	1,492,857
BPCE SA
4.750%, due 07/19/27[1]	1,500,000	1,505,504
5.203%, due 01/18/27[1]	3,000,000	3,012,516
Canadian Imperial Bank of Commerce
1 day USD SOFR + 0.720%, 4.328%, due 01/13/28[2]	1,750,000	1,751,814
5.237%, due 06/28/27	2,000,000	2,016,005
Citibank NA
1 day USD SOFR + 0.712%, 4.334%, due 11/19/27[2]	2,000,000	2,001,958
1 day USD SOFR + 0.781%, 4.414%, due 05/29/27[2]	2,000,000	2,007,116
Citigroup, Inc. 3.200%, due 10/21/26	2,000,000	1,996,471
Commonwealth Bank of Australia
1 day USD SOFR + 0.460%, 4.089%, due 11/27/26[1,2]	2,500,000	2,501,750
1 day USD SOFR + 0.640%, 4.269%, due 03/14/28[1,2]	2,000,000	2,007,961
Cooperatieve Rabobank UA
1 day USD SOFR + 0.600%, 4.220%, due 01/21/28[2]	2,000,000	2,005,805
1 day USD SOFR Index + 0.710%, 4.340%, due 03/05/27[2]	1,385,000	1,388,598
Credit Agricole SA 1 day USD SOFR + 0.870%, 4.498%, due 03/11/27[1,2]	1,000,000	1,003,529
DBS Group Holdings Ltd. 1 day USD SOFR + 0.600%, 4.225%, due 03/21/28[1,2]	2,500,000	2,506,759
Deutsche Bank AG
(fixed, converts to FRN on 11/16/26), 2.311%, due 11/16/27[2]	1,500,000	1,489,813
(fixed, converts to FRN on 01/07/27), 2.552%, due 01/07/28[2]	1,500,000	1,486,592
Federation des Caisses Desjardins du Quebec 4.550%, due 08/23/27[1]	2,000,000	2,002,986
Fifth Third Bancorp 2.550%, due 05/05/27	1,500,000	1,480,669
Goldman Sachs Group, Inc.
3.500%, due 11/16/26	2,000,000	1,995,811
1 day USD SOFR + 0.710%, 4.330%, due 01/21/29[2]	2,000,000	2,000,944
HSBC Holdings PLC (fixed, converts to FRN on 03/04/29), 5.546%, due 03/04/30[2]	2,000,000	2,027,411
HSBC USA, Inc. 5.294%, due 03/04/27	1,750,000	1,760,080
ING Groep NV 1 day USD SOFR Index + 1.560%, 5.187%, due 09/11/27[2]	1,935,000	1,936,897

UBS Ultra Short Income Fund

Portfolio of investments—July 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
JPMorgan Chase & Co.
Series FRN, 1 day USD SOFR + 0.800%, 4.440%, due 01/24/29[2]	$1,018,000	$1,021,512
1 day USD SOFR + 1.180%, 4.808%, due 02/24/28[2]	2,250,000	2,259,256
KeyCorp 2.250%, due 04/06/27	1,500,000	1,477,717
Lloyds Banking Group PLC 3.750%, due 01/11/27	1,500,000	1,496,315
Macquarie Bank Ltd.
1 day USD SOFR + 0.740%, 4.368%, due 06/12/28[1,2]	1,000,000	1,005,039
1 day USD SOFR + 0.920%, 4.539%, due 07/02/27[1,2]	2,500,000	2,512,270
Mitsubishi UFJ Financial Group, Inc. 2.757%, due 09/13/26	1,500,000	1,497,514
Mizuho Financial Group, Inc.
3.170%, due 09/11/27	1,500,000	1,478,705
3.663%, due 02/28/27	1,500,000	1,495,056
Morgan Stanley 4.350%, due 09/08/26	2,000,000	2,000,195
Morgan Stanley Bank NA 1 day USD SOFR + 0.685%, 4.307%, due 10/15/27[2]	2,750,000	2,751,658
National Australia Bank Ltd.
1 day USD SOFR + 0.620%, 4.248%, due 06/11/27[1,2]	3,000,000	3,007,927
1 day USD SOFR + 0.650%, 4.279%, due 06/13/28[1,2]	1,000,000	1,003,995
National Bank of Canada 1 day USD SOFR + 0.770%, 4.391%, due 01/20/29[2]	2,000,000	2,003,716
NatWest Markets PLC 1 day USD SOFR + 0.900%, 4.522%, due 05/17/27[1,2]	2,600,000	2,610,378
Nordea Bank Abp 1 day USD SOFR + 0.740%, 4.364%, due 03/19/27[1,2]	3,000,000	3,007,981
PNC Bank NA 3.100%, due 10/25/27	2,000,000	1,968,037
Royal Bank of Canada
1 day USD SOFR Index + 0.720%, 4.341%, due 10/18/27[2]	2,500,000	2,501,800
1 day USD SOFR Index + 0.820%, 4.442%, due 03/27/28[2]	1,500,000	1,503,750
Santander Holdings USA, Inc. 3.244%, due 10/05/26	3,000,000	2,995,402
Skandinaviska Enskilda Banken AB 1 day USD SOFR + 0.890%, 4.520%, due 03/05/27[1,2]	2,000,000	2,007,462
State Street Bank & Trust Co. 1 day USD SOFR + 0.460%, 4.088%, due 11/25/26[2]	2,000,000	2,001,260
State Street Corp. 4.330%, due 10/22/27	1,500,000	1,498,992
Sumitomo Mitsui Financial Group, Inc.
3.352%, due 10/18/27	1,000,000	986,198
1 day USD SOFR + 0.880%, 4.476%, due 01/14/27[2]	2,000,000	2,005,141

UBS Ultra Short Income Fund

Portfolio of investments—July 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Svenska Handelsbanken AB 1 day USD SOFR + 0.740%, 4.368%, due 05/23/28[1,2]	$1,500,000	$1,507,116
Toronto-Dominion Bank
1 day USD SOFR + 0.730%, 4.347%, due 04/05/27[2]	2,000,000	2,004,726
4.568%, due 12/17/26	2,000,000	2,002,919
4.693%, due 09/15/27	1,500,000	1,502,855
Truist Bank 1 day USD SOFR + 0.770%, 4.410%, due 07/24/28[2]	2,000,000	2,002,028
U.S. Bank NA
1 day USD SOFR + 0.660%, 4.284%, due 05/20/29[2]	1,000,000	1,001,793
1 day USD SOFR + 0.690%, 4.319%, due 10/22/27[2]	1,750,000	1,751,279
Wells Fargo & Co.
1 day USD SOFR + 0.720%, 4.344%, due 05/20/29[2]	1,000,000	1,000,520
1 day USD SOFR + 0.780%, 4.420%, due 01/24/28[2]	1,500,000	1,502,691
Westpac Banking Corp. 1 day USD SOFR + 0.500%, 4.130%, due 03/06/28[1,2]	3,000,000	3,004,695

		123,919,985
Biotechnology—1.6%
Amgen, Inc.
2.200%, due 02/21/27	1,500,000	1,482,647
2.600%, due 08/19/26	3,500,000	3,497,506

		4,980,153
Building Materials—0.6%
Carrier Global Corp. 2.493%, due 02/15/27	1,750,000	1,732,583

Computers—0.5%
International Business Machines Corp. 4.150%, due 07/27/27	1,500,000	1,497,517

Diversified financial services—2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.650%, due 07/21/27	1,250,000	1,239,982
6.100%, due 01/15/27	1,500,000	1,509,391
American Express Co. 5.850%, due 11/05/27	1,250,000	1,269,917
Capital One Financial Corp.
3.750%, due 03/09/27	1,000,000	996,532
4.100%, due 02/09/27	1,500,000	1,498,090

		6,513,912
Electric—7.2%
American Electric Power Co., Inc. 3.200%, due 11/13/27	1,500,000	1,473,040
Dominion Energy, Inc. Series D, 2.850%, due 08/15/26	2,000,000	1,998,705
DTE Energy Co.
2.850%, due 10/01/26	1,750,000	1,746,084
4.950%, due 07/01/27	1,000,000	1,003,874
Duke Energy Corp.
2.650%, due 09/01/26	2,500,000	2,496,985
3.150%, due 08/15/27	2,000,000	1,972,937
Exelon Corp. 2.750%, due 03/15/27	2,000,000	1,979,862
National Rural Utilities Cooperative Finance Corp.
4.120%, due 09/16/27	2,000,000	1,992,320
1 day USD SOFR + 0.800%, 4.425%, due 02/05/27[2]	2,000,000	2,004,861
NextEra Energy Capital Holdings, Inc.
1 day USD SOFR Index + 0.800%, 4.425%, due 02/04/28[2]	1,500,000	1,505,756
4.685%, due 09/01/27	2,000,000	2,003,185
Xcel Energy, Inc. 3.350%, due 12/01/26	2,000,000	1,993,129

		22,170,738
Gas—0.5%
NiSource, Inc. 3.490%, due 05/15/27	1,500,000	1,489,083

UBS Ultra Short Income Fund

Portfolio of investments—July 31, 2026

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Insurance—3.2%
Aon North America, Inc. 5.125%, due 03/01/27	$2,000,000	$2,007,030
Arthur J Gallagher & Co. 4.600%, due 12/15/27	2,750,000	2,750,456
Marsh & McLennan Cos., Inc. 4.550%, due 11/08/27	1,500,000	1,500,189
Metropolitan Life Global Funding I 1 day USD SOFR Index + 0.700%, 4.328%, due 06/11/27[1,2]	2,000,000	2,006,136
New York Life Global Funding 1 day USD SOFR + 0.880%, 4.522%, due 04/25/28[1,2]	1,500,000	1,509,672

		9,773,483
Internet—0.5%
Amazon.com, Inc. 1 day USD SOFR + 0.590%, 4.219%, due 03/13/29[2]	1,500,000	1,503,828

Machinery-construction & mining—1.1%
Caterpillar Financial Services Corp.
1 day USD SOFR + 0.490%, 4.118%, due 02/23/29[2]	1,250,000	1,249,062
1 day USD SOFR + 0.560%, 4.182%, due 11/15/27[2]	2,000,000	2,006,577

		3,255,639
Machinery-diversified—0.6%
Ingersoll Rand, Inc. 5.197%, due 06/15/27	1,750,000	1,760,231

Oil & gas—1.3%
BP Capital Markets PLC 3.279%, due 09/19/27	2,000,000	1,976,040
Chevron USA, Inc. 1 day USD SOFR Index + 0.470%, 4.098%, due 02/26/28[2]	2,000,000	2,004,503

		3,980,543
Pharmaceuticals—1.3%
AbbVie, Inc. 4.800%, due 03/15/27	2,000,000	2,005,074
AstraZeneca PLC 3.125%, due 06/12/27	2,000,000	1,980,781

		3,985,855
Pipelines—1.0%
Enterprise Products Operating LLC 3.950%, due 02/15/27[3]	1,500,000	1,497,742
Kinder Morgan, Inc. 1.750%, due 11/15/26	1,500,000	1,488,797

		2,986,539
Retail—1.4%
Lowe’s Cos., Inc. 3.950%, due 10/15/27	2,250,000	2,234,942
McDonald’s Corp. 3.500%, due 07/01/27	2,000,000	1,985,805

		4,220,747
Telecommunications—1.6%
AT&T, Inc. 2.300%, due 06/01/27	1,500,000	1,473,143
Deutsche Telekom International Finance BV 3.600%, due 01/19/27[1]	1,500,000	1,493,809
T-Mobile USA, Inc. 3.750%, due 04/15/27	2,000,000	1,990,065

		4,957,017
Transportation—1.1%
Canadian Pacific Railway Co. 1.750%, due 12/02/26	2,000,000	1,983,033
CSX Corp. 2.600%, due 11/01/26	1,500,000	1,493,827

		3,476,860

Total corporate bonds (cost—$216,364,813)		216,341,076

	Number of shares
Short-term investments—0.4%
Investment companies—0.4%
State Street Institutional U.S. Government Money Market Fund, 3.619%[4] (cost—$1,041,329)	1,041,329	1,041,329

UBS Ultra Short Income Fund

Portfolio of investments—July 31, 2026

(unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.640%[4] (cost—$417,250)	417,250	$417,250

Total investments—93.2% (cost—$285,044,750)[5]		285,001,807
Other assets in excess of liabilities—6.8%		20,790,043
Net assets—100.0%		$305,791,850

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$35,757,603	$—	$35,757,603
Commercial paper	—	31,444,549	—	31,444,549
Corporate bonds	—	216,341,076	—	216,341,076
Short-term investments	1,041,329	—	—	1,041,329
Investment of cash collateral from securities loaned	417,250	—	—	417,250

Total	$1,458,579	$283,543,228	$—	$285,001,807

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $110,464,866, represented 36.1% of the Fund’s net assets at period end.

2

Floating or variable rate securities. The rates disclosed are as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3	Security, or portion thereof, was on loan at period end.

4	Rate shown reflects yield at July 31, 2026.

5	Includes $408,766 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $417,250 and non-cash collateral of $0.

Portfolio acronyms:

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Annual report to shareholders dated April 30, 2026.